Share-based awards - Summary of RSU and PSU Activity (Details) - $ / shares			3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)			159,641
Granted (in shares)			52,670
Shares vested (in shares)			(42,074)
Forfeited (in shares)			(2,334)
Outstanding at end of period (in shares)	167,903	159,641	167,903
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 137.64
Granted (USD per share)			174.96
Shares vested (USD per share)			115.11
Forfeited (USD per share)			112.03
Outstanding at end of period (USD per share)	$ 157.19	$ 137.64	$ 157.19
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 6 months 21 days	1 year 1 month 20 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)			341,424
Granted (in shares)			61,190
Shares vested (in shares)			(28,023)
Forfeited (in shares)			(4,083)
Outstanding at end of period (in shares)	370,508	341,424	370,508
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 145.77
Granted (USD per share)			174.96
Shares vested (USD per share)			134.27
Forfeited (USD per share)			142.51
Outstanding at end of period (USD per share)	$ 151.50	$ 145.77	$ 151.50
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 5 months 4 days	1 year 4 months 28 days